Description of Organization, Business Operations and Liquidity (Details)					1 Months Ended	6 Months Ended		12 Months Ended
	Jul. 25, 2023 shares	Jan. 27, 2023 USD ($) shares	Jan. 25, 2023 shares	Feb. 02, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Apr. 25, 2023 USD ($)	Mar. 24, 2023 USD ($)	Feb. 27, 2023 USD ($)	Jan. 31, 2023 USD ($)	Nov. 17, 2022 USD ($)	Nov. 09, 2022 USD ($)
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Over allotment units price per share (in Dollars per share) | $ / shares						$ 10		$ 10
Offering costs							$ 75,000	$ 75,000	$ 6,155,498
Deferred underwriting commissions					$ 10,062,500	$ 10,062,500		10,062,500	10,062,500
Proceeds received from private placement									8,000,000
Minimum market value of acquire to net asset held in trust account percentage						80.00%		80.00%
Minimum post-business combination ownership percentage						50.00%		50.00%
Redemption value of public shares (in Dollars per share) | $ / shares						$ 10		$ 10
Minimum net tangible asset upon consummation of business combination						$ 5,000,001		$ 5,000,001
Minimum percentage of shares requiring prior consent by entity						15.00%		15.00%
Public shares to be redeemed if business combination is not completed						100.00%		100.00%
Threshold period from closing of public offering the company is obligated to complete business combination						36 years		30 months
Maximum net interest to pay dissolution expenses						$ 100,000		$ 100,000
Bank account						106,000		22,000
Working capital deficit						2,300,000		$ 1,200,000
Proceeds from related party debt						$ 545,000
Condition for future business combination number of businesses minimum						1
Extension term the company is obligated to complete business combination						6 years
IPO [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Purchase price, per unit (in Shares) | shares				28,750,000
Over allotment units price per share (in Dollars per share) | $ / shares				$ 10				$ 10
Gross proceeds received from initial public offering				$ 287,500,000
Offering costs				16,400,000	590,000			$ 16,400,000
Deferred underwriting commissions				10,100,000				10,100,000
Investment of cash into trust account				$ 287,500,000
Over-Allotment Option [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Purchase price, per unit (in Shares) | shares				3,750,000
Over allotment units price per share (in Dollars per share) | $ / shares				$ 10
Deferred underwriting commissions								$ 10,100,000
Private Placement [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Over allotment units price per share (in Dollars per share) | $ / shares						$ 10		$ 10
Number of warrants to purchase shares issued (in Shares) | shares				800,000				800,000
Price of warrant (in Dollars per share) | $ / shares				$ 10				$ 10
Proceeds received from private placement				$ 8,000,000				$ 8,000,000
Public Shares [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Over allotment units price per share (in Dollars per share) | $ / shares						$ 10		$ 10
Working Capital Loans [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Proceeds from related party debt						$ 25,000		$ 25,000
Working capital loans					$ 0			100,800	$ 0
Working capital						645,000		100,000
Notes Payable to Sponsor [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Proceeds from loan						79,000		$ 79,000
Sponsor Promissory Note Agreement [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Long term debt										$ 25,000	$ 20,000	$ 75,000			$ 1,500,000
Promissory Note Agreement [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Long term debt						$ 545,000								$ 100,000
Subsequent Event [Member] | Promissory Note Agreement [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Long term debt												$ 75,000	$ 250,000
Non-Redemption Agreement [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Aggregate public shares exercised (in Shares) | shares		26,738,255
Cash held in the trust account		$ 271,939,156
Aggregate shares redeem (in Shares) | shares			200,000
Number of shares issued (in Shares) | shares			50,000
Non-Redemption Agreement [Member] | Subsequent Event [Member]
Description of Organization, Business Operations and Liquidity (Details) [Line Items]
Aggregate public shares exercised (in Shares) | shares		26,738,255
Cash held in the trust account		$ 271,939,156
Aggregate shares redeem (in Shares) | shares	200,000		200,000
Number of shares issued (in Shares) | shares	50,000		50,000